Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000249248 | 701094104 | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000249248 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000249248 | 363576109 | Arthur J. Gallagher & Co.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000249248 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000249248 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000249248 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000249248 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000249248 | 03769M106 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000249248 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000249248 | 36262G101 | GXO Logistics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000249248 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249248 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000249248 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000249248 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000249248 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000249248 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000249248 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000222264 | H1467J104 | Chubb Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222264 | G3223R108 | Everest Re Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222264 | 5671735 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222264 | 6821506 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222264 | G0403H108 | Aon PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222264 | 7792559 | Heineken N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222264 | BN7SWP6 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222264 | B28DTJ6 | Bureau Veritas SA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222264 | B3DF0Y6 | KB Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222264 | 6865504 | Suzuki Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222264 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222264 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222264 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222264 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222264 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222264 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222264 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222264 | India
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222264 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222264 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222264 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222264 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222264 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222264 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222264 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000222264 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000222264 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000222264 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000222264 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000222264 | France
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000222264 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000222264 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222264 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000222264 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000222264 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000222264 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000222264 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000222264 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222264 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222264 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222264 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222264 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000222265 | United States Treasury Note/Bond, 4.75, 2045-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222265 | United States Treasury Note/Bond, 3.125, 2048-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222265 | United States Treasury Note/Bond, 4.5, 2054-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222265 | United States Treasury Note, 4.625, 2035-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222265 | Fannie Mae Pool, 5, 2052-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222265 | Ginnie Mae II Pool, 2, 2051-03-20
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222265 | United States Treasury Bond, 4.25, 2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222265 | United States Treasury Note, 3.75, 2028-12-31
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222265 | Federal National Mortgage Association, 1.63, 2035-09-14
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222265 | Federal Farm Credit Banks Funding Corp., 5.09, 2033-03-11
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222265 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222265 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222265 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222265 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222265 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000222265 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222265 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000222265 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222265 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222265 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000222265 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222265 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222265 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222265 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222265 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222265 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000222265 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000222266 | United States Treasury Note/Bond, 4.75, 2045-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222266 | United States Treasury Note/Bond, 3.125, 2048-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222266 | United States Treasury Note/Bond, 4.5, 2054-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222266 | United States Treasury Note, 4.625, 2035-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222266 | Fannie Mae Pool, 5, 2052-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222266 | Ginnie Mae II Pool, 2, 2051-03-20
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222266 | United States Treasury Bond, 4.25, 2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222266 | United States Treasury Note, 3.75, 2028-12-31
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222266 | Federal National Mortgage Association, 1.63, 2035-09-14
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222266 | Federal Farm Credit Banks Funding Corp., 5.09, 2033-03-11
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222266 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222266 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222266 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222266 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222266 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000222266 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222266 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000222266 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222266 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222266 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000222266 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222266 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222266 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222266 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222266 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222266 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000222266 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000217840 | 077347300 | Bel Fuse, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000217840 | 896215209 | TriMas Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217840 | 65406E102 | Nicolet Bankshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217840 | 477839104 | JBT Marel Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217840 | 71880K101 | Phinia, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000217840 | 71377A103 | Performance Food Group Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000217840 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217840 | 320817109 | First Merchants Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217840 | 52472M101 | Legacy Housing Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217840 | 039653100 | Arcosa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217840 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000217840 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217840 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000217840 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000217840 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000217840 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217840 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217840 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000217840 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000258541 | 410120109 | Hancock Whitney Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000258541 | 59100U108 | Pathward Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000258541 | 459044103 | International Bancshares Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000258541 | 861896108 | StoneX Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000258541 | 222795502 | Cousins Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000258541 | 67103X102 | OFG Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258541 | 149150104 | Cathay General Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000258541 | G8232Y101 | Penguin Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000258541 | 92340V107 | Veren, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000258541 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000258541 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000258541 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000258541 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000258541 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000258541 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000258541 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000258541 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000258541 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000258541 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000258541 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000258541 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000258542 | 410120109 | Hancock Whitney Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000258542 | 59100U108 | Pathward Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000258542 | 459044103 | International Bancshares Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000258542 | 861896108 | StoneX Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000258542 | 222795502 | Cousins Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000258542 | 67103X102 | OFG Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258542 | 149150104 | Cathay General Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000258542 | G8232Y101 | Penguin Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000258542 | 92340V107 | Veren, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000258542 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000258542 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000258542 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000258542 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000258542 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000258542 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000258542 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000258542 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000258542 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000258542 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000258542 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000258542 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000217841 | Charles Schwab Corp. (The), 5.375, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217841 | Freddie Mac Pool, 6.5, 2053-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000217841 | MetLife, Inc., 3.85, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217841 | Ginnie Mae II Pool, 2.5, 2053-02-20
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217841 | CyrusOne Data Centers Issuer I LLC, 4.5, 2029-05-20
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217841 | Discover Financial Services, 6.125, 2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217841 | Fannie Mae Pool, 3.5, 2051-10-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217841 | Fannie Mae Pool, 4.5, 2054-08-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217841 | Ginnie Mae II Pool, 3.5, 2053-02-20
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217841 | Fifth Third Bancorp, 4.5, 2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217841 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217841 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217841 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000217841 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000217841 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000217841 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000217841 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000217841 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217841 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000217841 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217841 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000217841 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000217841 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217841 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000217841 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000217841 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000217841 | Non U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000217842 | Charles Schwab Corp. (The), 5.375, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217842 | Freddie Mac Pool, 6.5, 2053-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000217842 | MetLife, Inc., 3.85, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217842 | Ginnie Mae II Pool, 2.5, 2053-02-20
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217842 | CyrusOne Data Centers Issuer I LLC, 4.5, 2029-05-20
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217842 | Discover Financial Services, 6.125, 2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217842 | Fannie Mae Pool, 3.5, 2051-10-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217842 | Fannie Mae Pool, 4.5, 2054-08-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217842 | Ginnie Mae II Pool, 3.5, 2053-02-20
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217842 | Fifth Third Bancorp, 4.5, 2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217842 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217842 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217842 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000217842 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000217842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000217842 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000217842 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000217842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217842 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000217842 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217842 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000217842 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000217842 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217842 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000217842 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000217842 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000217842 | Non U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	0.80%